Employee Benefits Expense	12 Months Ended
Dec. 31, 2017
Classes Of Employee Benefits Expense [Abstract]
Employee Benefits Expense
28.	EMPLOYEE BENEFITS EXPENSE

The detail of employee expenses for the years ended December 31, 2017, 2016 and 2015, are as follows:

	For the years ended December 31,
Employee Benefits Expenses	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Wages and salaries	(489,118)	(400,513)	(473,127)
Post-employment benefit obligations expense	(20,003)	(13,095)	(14,677)
Social security and other contributions	(257,185)	(198,822)	(243,835)
Other employee expenses	(71,678)	(13,672)	(13,268)

Total	(837,984)	(626,102)	(744,907)